Cover Page Cover Page	Sep. 08, 2026
Cover [Abstract]
Entity Central Index Key	0001500435
Title of 12(b) Security	Class A common stock, par value $0.0001
Trading Symbol	GPRO
Document Type	8-K
Entity Registrant Name	GOPRO, INC.
Entity Address, Address Line One	3025 Clearview Way
Entity Address, City or Town	San Mateo
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94402
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36514
Entity Tax Identification Number	77-0629474
City Area Code	(650)
Local Phone Number	332-7600
Pre-commencement Tender Offer	false
Soliciting Material	false
Soliciting Material	false
Security Exchange Name	NASDAQ
Amendment Flag	false
Document Period End Date	Sep. 08, 2026
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false